Investment Portfolio - Government and Corporate Securities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Abstract]
Summary of Investments In Argentine And Other Governments And Corporate Securities

	As of December 31,
	2021	2020	2019
	(in thousands of pesos)
Government securities
In pesos:
Argentine Government bonds	65,998,096	56,441,307	17,921,948
Argentine Treasury bills	14,331,804	1,381,496	—
Other debt securities	—	—	106,249
Liquidity Bills issued by the BCRA	107,693,328	135,681,602	67,938,336

Total government securities in pesos	188,023,228	193,504,405	85,966,533

In foreign currency:
Argentine Government bonds	1,618,363	107	—
Argentine Treasury bills	—	—	15,092,617

Total government securities in foreign currency	1,618,363	107	15,092,617

Total government securities	189,641,591	193,504,512	101,059,150

Corporate securities
Listed
Equity securities	36,083	43,018	56,242

Total corporate securities - listed	36,083	43,018	56,242

Unlisted
Equity securities	—	—	6,526,952
Debt securities	1,360,297	435,237	336,671

Total corporate securities - unlisted	1,360,297	435,237	6,863,623

Investment funds

Total investment funds	1,905,039	2,221,661	2,006,796

Summary of Group Held Securities In Excess

Issuer	Book value	Market value
	(in thousands of pesos)
BCRA	107,693,328	107,693,328
Argentine Government	81,948,263	81,948,263